Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP, 005
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Financial Accounting Standards Board has established a single authoritative definition of fair value and has established the following three-tier hierarchy that requires an entity to maximize the use of observable inputs when measuring fair value:
Level 1: Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2: Inputs are observable inputs other than quoted (Level 1) prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The availability of observable market data is monitored by the Plan’s management to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another.
Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Below is a summary of assets measured at fair value on a recurring basis and assets measured at net asset value:

		Fair Value Measurement
Total Investments	December 31, 2025	Level 1	Level 2	Level 3
Common Collective Trust Funds (1)	$1,000,596,721	$—	$—	$—
Employer Securities	60,790,842	60,790,842	—	—
Mutual Funds	150,313,636	150,313,636	—	—
Self-Directed Brokerage Account	5,380,583	5,380,583	—	—
Total	$1,217,081,782	$216,485,061	$—	$—

		Fair Value Measurement
Total Investments	December 31, 2024	Level 1	Level 2	Level 3
Common Collective Trust Funds (1)	$845,820,377	$—	$—	$—
Employer Securities	63,740,012	63,740,012	—	—
Mutual Funds	123,628,937	123,628,937	—	—
Self-Directed Brokerage Account	1,776,536	1,776,536	—	—
Total	$1,034,965,862	$189,145,485	$—	$—
(1)The fair value of each common collective trust fund has been estimated using the net asset value of the investment as a practical expedient.